INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Abstract]
Theoretical income tax expense	€ 250,136	€ 160,088	€ 210,088
Permanent and other differences	(79,267)	(129,016)	(76,187)
Italian Regional Income Tax (IRAP)	32,422	22,662	27,997
Effect of changes in tax rates and tax regulations	633	800	733
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	2,077	1,734	3,457
Taxes relating to prior years	2,556	514	7,208
Withholding tax on earnings	539	1,373	3,360
Total income tax expense	€ 209,095	€ 58,155	€ 176,656
Effective tax rate	20.10%	8.70%	20.20%